Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000192517 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192517 | Kroger
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192517 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192517 | DS Smith
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192517 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192517 | Goodyear Tire & Rubber
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Live Nation Entertainment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | William Morris Endeavor Entertainment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Nexstar Media
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192517 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000192517 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000192517 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000192517 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192517 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192517 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000192517 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192517 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192517 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000192519 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192519 | Kroger
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192519 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192519 | DS Smith
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192519 | Western Digital
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192519 | Goodyear Tire & Rubber
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Live Nation Entertainment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | William Morris Endeavor Entertainment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Nexstar Media
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192519 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000192519 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000192519 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000192519 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192519 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192519 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000192519 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192519 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000192519 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	35.30%